Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2020		Mar. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		¥ 4,607,649		¥ 4,694,256
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,033,515		1,080,964
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		709,610		747,607
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		323,905		333,357
Performing
Financing Receivable, Recorded Investment [Line Items]
2021		798,355
2020		1,162,831
2019		768,981
2018		488,382
2017		386,703
Prior		751,346
Total financing receivables		4,356,598		4,582,826
Performing | Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
2021		250,106
2020		291,675
2019		190,741
2018		119,324
2017		74,386
Prior		86,537
Total financing receivables		1,012,769		1,065,618
Performing | Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
2021		142,489
2020		178,878
2019		133,242
2018		95,377
2017		66,669
Prior		83,942
Total financing receivables		700,597		741,636
Performing | Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
2021		107,617
2020		112,797
2019		57,499
2018		23,947
2017		7,717
Prior		2,595
Total financing receivables		312,172		323,982
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2021		15,159
2020		24,708
2019		14,039
2018		12,459
2017		11,319
Prior		24,890
Total financing receivables		102,574		111,430
Non-Performing | Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
2021		1,015
2020		3,138
2019		3,476
2018		3,307
2017		3,010
Prior		6,800
Total financing receivables		20,746		15,346
Non-Performing | Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
2021		86
2020		769
2019		1,088
2018		1,588
2017		1,321
Prior		4,161
Total financing receivables		9,013		5,971
Non-Performing | Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
2021		929
2020		2,369
2019		2,388
2018		1,719
2017		1,689
Prior		2,639
Total financing receivables		11,733		9,375
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,312,965		2,171,139
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,056,889		1,884,359
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		61,767		63,129
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
2021		306,241
2020		449,219
2019		339,465
2018		229,865
2017		231,464
Prior		524,416
Total financing receivables		2,080,670		2,134,342
Consumer borrowers | Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
2021		300,663
2020		435,567
2019		332,312
2018		225,245
2017		229,665
Prior		523,126
Total financing receivables		2,046,578		1,877,227
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
2021	[1]	5,578
2020	[1]	13,652
2019	[1]	7,153
2018	[1]	4,620
2017	[1]	1,799
Prior	[1]	1,290
Total financing receivables		34,092	[1]	39,104
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2021		10,041
2020		10,792
2019		6,293
2018		3,500
2017		2,953
Prior		4,407
Total financing receivables		37,986		36,797
Consumer borrowers | Non-Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
2021		3
2020		692
2019		1,692
2018		1,687
2017		2,225
Prior		4,012
Total financing receivables		10,311		7,132
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
2021	[1]	10,038
2020	[1]	10,100
2019	[1]	4,601
2018	[1]	1,813
2017	[1]	728
Prior	[1]	395
Total financing receivables		27,675	[1]	24,025
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,261,169		1,428,935
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		46,778		48,566
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		100,154		83,515
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		285,185		300,984
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		104,674		131,894
Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		203,401		255,311
Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		520,977		608,665
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
2021		226,317
2020		421,009
2019		238,450
2018		138,144
2017		78,102
Prior		117,712
Total financing receivables		1,219,734		1,371,253
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
2021		5,283
2020		24,475
2019		5,283
2018		2,815
2017		0
Prior		8,922
Total financing receivables		46,778		48,566
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
2021		957
2020		44,530
2019		25,691
2018		15,664
2017		4,523
Prior		7,612
Total financing receivables		98,977		81,049
Corporate borrowers | Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
2021		85,807
2020		76,554
2019		39,335
2018		29,591
2017		26,242
Prior		25,889
Total financing receivables		283,418		297,483
Corporate borrowers | Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
2021		16,005
2020		54,567
2019		15,015
2018		6,316
2017		1,852
Prior		2,898
Total financing receivables		96,653		119,403
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
2021		60,044
2020		55,369
2019		32,004
2018		13,092
2017		11,682
Prior		23,701
Total financing receivables		195,892		242,831
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
2021		58,221
2020		165,514
2019		121,122
2018		70,666
2017		33,803
Prior		48,690
Total financing receivables		498,016		581,921
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2021		4,103
2020		10,778
2019		4,270
2018		4,481
2017		5,356
Prior		12,447
Total financing receivables		41,435		57,682
Corporate borrowers | Non-Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables				0
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
2021		0
2020		0
2019		0
2018		0
2017		0
Prior		1,177
Total financing receivables		1,177		2,466
Corporate borrowers | Non-Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
2021		0
2020		383
2019		192
2018		0
2017		628
Prior		564
Total financing receivables		1,767		3,501
Corporate borrowers | Non-Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
2021		13
2020		2,970
2019		0
2018		1,625
2017		261
Prior		3,152
Total financing receivables		8,021		12,491
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
2021		666
2020		4,200
2019		210
2018		932
2017		85
Prior		1,416
Total financing receivables		7,509		12,480
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
2021		3,424
2020		3,225
2019		3,868
2018		1,924
2017		4,382
Prior		6,138
Total financing receivables		22,961		26,744
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables				13,218
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
2021		0
2020		8
2019		0
2018		186
2017		121
Prior		10,573
Total financing receivables		10,888		11,613
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2021		0
2020		0
2019		0
2018		0
2017		0
Prior		1,236
Total financing receivables		1,236		¥ 1,605
Other financial assets measured at amortized cost | Performing
Financing Receivable, Recorded Investment [Line Items]
2021		15,691
2020		920
2019		325
2018		863
2017		2,630
Prior		12,108
Total financing receivables		32,537
Other financial assets measured at amortized cost | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2021		0
2020		0
2019		0
2018		1,171
2017		0
Prior		0
Total financing receivables		¥ 1,171

[1]	Other in consumer borrowers includes guarantee claims of consumer loans. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities”